Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,761,530	14,017,909	6,769,106
Common stock, shares outstanding	15,761,530	14,017,909	6,769,106
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	10,000,000	10,000,000
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares designated	10,000	10,000
Convertible preferred stock, shares authorized	10,000,000	40,000	40,000
Convertible preferred stock, shares issued	0	4,555	0
Convertible preferred stock, shares outstanding	0	4,555	0
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.001
Convertible preferred stock, shares designated	13,780	0
Convertible preferred stock, shares issued	13,780	0
Convertible preferred stock, shares outstanding	13,780	0